Document and Entity Information	Nov. 08, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001393311
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	PUBLIC STORAGE
Entity Incorporation State Country Code	MD
Entity File Number	001-33519
Entity Tax Identification Number	95-2834996
Entity Address, Address Line One	701 Western Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91201-2349
City Area Code	(818)
Local Phone Number	244-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, $0.10 par value
Trading Symbol	PSA
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 5.150% Cum Pref Share, Series F, $0.01 par value
Trading Symbol	PSAPrF
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 5.050% Cum Pref Share, Series G, $0.01 par value
Trading Symbol	PSAPrG
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 5.600% Cum Pref Share, Series H, $0.01 par value
Trading Symbol	PSAPrH
Security Exchange Name	NYSE
Depository Shares Each Representing 11000 Of A 4.875 Cum Pref Share Series I 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series I, $0.01 par value
Trading Symbol	PSAPrI
Security Exchange Name	NYSE
Depository Shares Each Representing 11000 Of A 4.700 Cum Pref Share Series J 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 4.700% Cum Pref Share, Series J, $0.01 par value
Trading Symbol	PSAPrJ
Security Exchange Name	NYSE
Depository Shares Each Representing 11000 Of A 4.750 Cum Pref Share Series K 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 4.750% Cum Pref Share, Series K, $0.01 par value
Trading Symbol	PSAPrK
Security Exchange Name	NYSE
Depository Shares Each Representing 11000 Of A 4.625 Cum Pref Share Series L 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 4.625% Cum Pref Share, Series L, $0.01 par value
Trading Symbol	PSAPrL
Security Exchange Name	NYSE
Depository Shares Each Representing 11000 Of A 4.125 Cum Pref Share Series M 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 4.125% Cum Pref Share, Series M, $0.01 par value
Trading Symbol	PSAPrM
Security Exchange Name	NYSE
Depository Shares Each Representing 11000 Of A 3.875 Cum Pref Share Series N 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series N, $0.01 par value
Trading Symbol	PSAPrN
Security Exchange Name	NYSE
Depository Shares Each Representing 11000 Of A 3.900 Cum Pref Share Series O 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 3.900% Cum Pref Share, Series O, $0.01 par value
Trading Symbol	PSAPrO
Security Exchange Name	NYSE
Depository Shares Each Representing 11000 Of A 4.000 Cum Pref Share Series P 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series P, $0.01 par value
Trading Symbol	PSAPrP
Security Exchange Name	NYSE
Depository Shares Each Representing 11000 Of A 3.950 Cum Pref Share Series Q 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 3.950% Cum Pref Share, Series Q, $0.01 par value
Trading Symbol	PSAPrQ
Security Exchange Name	NYSE
Depository Shares Each Representing 11000 Of A 4.000 Cum Pref Share Series R 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series R, $0.01 par value
Trading Symbol	PSAPrR
Security Exchange Name	NYSE
Depository Shares Each Representing 11000 Of A 4.100 Cum Pref Share Series S 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares Each Representing 1/1,000 of a 4.100% Cum Pref Share, Series S, $0.01 par value
Trading Symbol	PSAPrS
Security Exchange Name	NYSE
Guarantee Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of 0.875% Senior Notes due 2032 issued by Public Storage Operating Company
Trading Symbol	PSA/32
Security Exchange Name	NYSE
Guarantee Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of 0.500% Senior Notes due 2030 issued by Public Storage Operating Company
Trading Symbol	PSA/30
Security Exchange Name	NYSE